SEGMENTED INFORMATION (Tables)	12 Months Ended
Oct. 31, 2022
Segmented Information
SCHEDULE OF SALES BY GEOGRAPHICAL REGION

The Company’s breakdown of sales by geographical region is as follows:

	12-months ended October 31, 2022	9-months ended October 31, 2021	12-months ended January 31, 2021
United States of America	$1,656,215	$1,238,259	$512,094
Canada	976,227	727,182	389,068
	$2,632,442	$1,965,441	$901,162

SCHEDULE OF SALES BY PRODUCT SEGMENT

The Company’s breakdown of sales by product segment is as follows:

	12-months ended October 31, 2022	9-months ended October 31, 2021	12-months ended January 31, 2021
Devices	$1,663,939	$1,367,778	$817,778
Consumables	968,503	597,663	83,384
	$2,632,442	$1,965,441	$901,162